UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08012
Investment Company Act File Number
Government Obligations Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Government Obligations Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 80.5%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.91%, with maturity at 2035(1)	$10,830	$11,394,380
3.072%, with maturity at 2034(1)	2,389	2,537,098
5.00%, with various maturities to 2018	5,369	5,774,107
5.50%, with various maturities to 2032	9,983	10,798,022
6.00%, with various maturities to 2035	25,765	28,969,731
6.50%, with various maturities to 2036	61,914	71,257,170
6.87%, with maturity at 2024	220	257,346
7.00%, with various maturities to 2035	32,939	38,224,389
7.09%, with maturity at 2023	759	887,506
7.25%, with maturity at 2022	1,105	1,282,009
7.31%, with maturity at 2027	315	379,570
7.50%, with various maturities to 2035	27,286	32,571,497
7.63%, with maturity at 2019	420	477,113
7.75%, with maturity at 2018	21	23,366
7.78%, with maturity at 2022	148	174,585
7.85%, with maturity at 2020	279	322,437
8.00%, with various maturities to 2028	9,590	11,000,310
8.13%, with maturity at 2019	536	599,003
8.15%, with various maturities to 2021	231	265,276
8.25%, with maturity at 2017	44	50,478
8.50%, with various maturities to 2031	7,902	9,544,341
8.75%, with maturity at 2016	9	9,297
9.00%, with various maturities to 2027	6,307	7,161,937
9.25%, with maturity at 2017	47	52,576
9.50%, with various maturities to 2026	1,925	2,260,980
9.75%, with maturity at 2018	1	987
10.50%, with maturity at 2020	625	734,878
11.00%, with maturity at 2015	19	21,709

		$237,032,098

Federal National Mortgage Association:
2.451%, with maturity at 2026(1)	$974	$1,009,793
2.452%, with maturity at 2022(1)	1,993	2,049,681
2.468%, with various maturities to 2035(1)	29,679	30,943,528
2.503%, with maturity at 2022(1)	1,882	1,930,152
2.526%, with various maturities to 2033(1)	3,887	4,033,242
2.533%, with maturity at 2035(1)	1,802	1,867,769
2.542%, with maturity at 2031(1)	3,154	3,240,287
2.745%, with maturity at 2037(1)	5,942	6,233,153
2.778%, with maturity at 2040(1)	1,855	1,936,144
2.981%, with maturity at 2036(1)	1,858	1,918,197
3.394%, with maturity at 2036(1)	2,195	2,256,949
3.658%, with maturity at 2034(1)	7,305	7,920,140
3.816%, with maturity at 2035(1)	8,726	9,484,484
3.858%, with maturity at 2021(1)	1,745	1,813,527
3.881%, with maturity at 2036(1)	626	654,096
3.937%, with maturity at 2034(1)	6,891	7,499,963
4.258%, with maturity at 2036(1)	27,271	29,733,563
4.448%, with maturity at 2035(1)	8,689	9,473,866
4.50%, with various maturities to 2018	21,973	23,524,017
4.795%, with maturity at 2034(1)	23,839	25,992,238
5.00%, with various maturities to 2027	11,289	12,151,672
5.50%, with various maturities to 2030	26,782	29,131,162

	Principal
	Amount
Security	(000’s omitted)	Value
6.00%, with various maturities to 2034	$18,450	$20,586,026
6.499%, with maturity at 2025(2)	277	314,812
6.50%, with various maturities to 2036	196,137	224,409,863
7.00%, with various maturities to 2036	74,723	87,594,176
7.25%, with maturity at 2023	24	25,147
7.50%, with various maturities to 2032	10,037	11,939,391
7.875%, with maturity at 2021	759	900,218
7.89%, with maturity at 2030(2)	25	28,976
8.00%, with various maturities to 2032	41,352	50,017,155
8.25%, with maturity at 2025	305	366,243
8.33%, with maturity at 2020	694	807,836
8.50%, with various maturities to 2032	7,689	9,384,142
8.502%, with maturity at 2021(2)	104	124,403
9.00%, with various maturities to 2030	932	1,118,316
9.50%, with various maturities to 2030	2,129	2,545,227
9.626%, with maturity at 2025(2)	29	34,614
9.75%, with maturity at 2019	13	14,873
9.762%, with maturity at 2021(2)	86	99,224
9.835%, with maturity at 2020(2)	44	48,984
9.919%, with maturity at 2021(2)	67	81,095
9.984%, with maturity at 2023(2)	56	65,301
10.10%, with maturity at 2021(2)	49	57,141
10.303%, with maturity at 2025(2)	32	36,426
10.699%, with maturity at 2025(2)	15	17,202
11.00%, with maturity at 2020	529	592,687
11.377%, with maturity at 2019(2)	62	67,734
11.888%, with maturity at 2018(2)	47	51,368
12.113%, with maturity at 2021(2)	17	18,810
12.71%, with maturity at 2015(2)	61	67,657

		$626,212,670

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$674	$697,503
6.10%, with maturity at 2033	11,479	13,303,319
6.50%, with various maturities to 2036	18,036	21,038,344
7.00%, with various maturities to 2034	33,555	39,434,001
7.25%, with maturity at 2022	27	30,356
7.50%, with various maturities to 2025	6,157	7,228,752
8.00%, with various maturities to 2027	9,588	11,313,375
8.25%, with maturity at 2019	134	154,971
8.30%, with maturity at 2020	40	46,804
8.50%, with various maturities to 2018	1,402	1,571,831
9.00%, with various maturities to 2027	6,342	7,977,404
9.50%, with various maturities to 2026	4,013	4,973,914

		$107,770,574

Total Mortgage Pass-Throughs (identified cost $924,528,087)		$971,015,342

Collateralized Mortgage Obligations — 4.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$235	$250,078
Series 1822, Class Z, 6.90%, 3/15/26	1,295	1,379,145
Series 1829, Class ZB, 6.50%, 3/15/26	609	680,089
Series 1896, Class Z, 6.00%, 9/15/26	654	688,856
Series 2075, Class PH, 6.50%, 8/15/28	336	376,822

	Principal
	Amount
Security	(000’s omitted)	Value
Series 2091, Class ZC, 6.00%, 11/15/28	$1,361	$1,491,429
Series 2102, Class Z, 6.00%, 12/15/28	336	366,381
Series 2115, Class K, 6.00%, 1/15/29	2,122	2,284,131
Series 2142, Class Z, 6.50%, 4/15/29	716	781,207
Series 2245, Class A, 8.00%, 8/15/27	8,827	10,297,803

		$18,595,941

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$304	$356,528
Series G92-44, Class ZQ, 8.00%, 7/25/22	303	336,274
Series G93-36, Class ZQ, 6.50%, 12/25/23	11,487	13,018,418
Series 1993-16, Class Z, 7.50%, 2/25/23	411	478,654
Series 1993-39, Class Z, 7.50%, 4/25/23	1,111	1,295,960
Series 1993-45, Class Z, 7.00%, 4/25/23	1,272	1,449,183
Series 1993-149, Class M, 7.00%, 8/25/23	486	553,646
Series 1993-178, Class PK, 6.50%, 9/25/23	1,002	1,128,332
Series 1993-250, Class Z, 7.00%, 12/25/23	222	235,028
Series 1994-40, Class Z, 6.50%, 3/25/24	1,022	1,151,080
Series 1994-42, Class K, 6.50%, 4/25/24	4,516	5,124,251
Series 1994-82, Class Z, 8.00%, 5/25/24	1,675	1,963,507
Series 1997-81, Class PD, 6.35%, 12/18/27	641	724,802
Series 2000-49, Class A, 8.00%, 3/18/27	916	1,099,261
Series 2001-81, Class HE, 6.50%, 1/25/32	2,562	2,914,418
Series 2002-1, Class G, 7.00%, 7/25/23	655	744,885
Series 2005-37, Class SU, 28.095%, 3/25/35(3)	4,855	7,391,615

		$39,965,842

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$577	$658,081

Total Collateralized Mortgage Obligations (identified cost $55,030,057)		$59,219,864

U.S. Government Agency Obligations — 11.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Farm Credit Bank:
5.75%, 12/7/28	$5,000	$6,605,950
5.77%, 1/5/27	5,000	6,590,415

		$13,196,365

Federal Home Loan Bank:
4.125%, 12/13/19	$5,000	$5,760,020
4.75%, 3/10/23	4,500	5,395,653
5.365%, 9/9/24	6,445	8,111,058
5.375%, 8/15/24	14,700	18,365,518
5.625%, 6/11/21	17,000	22,093,030
5.75%, 6/12/26	2,720	3,578,258

		$63,303,537

United States Agency for International Development - Israel:
0.00%, 5/1/20	$2,200	$1,854,840
5.50%, 9/18/23	26,850	34,714,741
5.50%, 4/26/24	16,015	20,660,647

		$57,230,228

Total U.S. Government Agency Obligations (identified cost $114,236,780)		$133,730,130

U.S. Treasury Obligations — 0.8%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$9,128,436

Total U.S. Treasury Obligations (identified cost $6,198,757)		$9,128,436

Short-Term Investments — 8.5%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(5)	$102,185	$102,184,627

Total Short-Term Investments (identified cost $102,184,627)		$102,184,627

Total Investments — 105.8% (identified cost $1,202,178,308)		$1,275,278,399

Other Assets, Less Liabilities — (5.8)%		$(69,564,367)

Net Assets — 100.0%		$1,205,714,032

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2012.
(2)	Weighted average fixed-rate coupon that changes/updates monthly.
(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2012.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(5)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $5,990.

A summary of open financial instruments at January 31, 2012 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Month/Year	Contracts	Position	Cost	Value	Depreciation
3/12	650 U.S. 5-Year Treasury Note	Short	$(79,716,407)	$(80,630,469)	$(914,062)
3/12	475 U.S. 10-Year Treasury Note	Short	(61,568,164)	(62,818,750)	(1,250,586)
3/12	75 U.S. 30-Year Treasury Bond	Short	(10,720,313)	(10,907,813)	(187,500)

					$(2,352,148)

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At January 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $2,352,148.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,213,890,465

Gross unrealized appreciation	$62,334,157
Gross unrealized depreciation	(946,223)

Net unrealized appreciation	$61,387,934

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$971,015,342	$—	$971,015,342
Collateralized Mortgage Obligations	—	59,219,864	—	59,219,864
U.S. Government Agency Obligations	—	133,730,130	—	133,730,130
U.S. Treasury Obligations	—	9,128,436	—	9,128,436
Short-Term Investments	—	102,184,627	—	102,184,627

Total Investments	$—	$1,275,278,399	$—	$1,275,278,399

Liability Description

Futures Contracts	$(2,352,148)	$—	$—	$(2,352,148)

Total	$(2,352,148)	$—	$—	$(2,352,148)

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Government Obligations Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	March 26, 2012

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	March 26, 2012